Commitments and Contingencies Liabilities	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES LIABILITIES

NOTE 6 - COMMITMENTS AND CONTINGENCIES LIABILITIES

A.	Collaboration Agreement with Israel Railways Ltd. (“Israel Railways”):

In August 2016, the Company and Israel Railways entered into an agreement for cooperation between the parties, which was further amended on January 19, 2020, and on July 1, 2021 (the “Railway Agreement”). Under the Railway Agreement, the Company undertook to fulfill certain functions for the development, marketing, distribution and sale of the systems, and Israel Railways undertook to provide the Company with services and the means to perform tests and experiments, mainly in the form of logistics and manpower, and to provide the Company with information on certain data that will be provided at the discretion of Israel Railways.

Pursuant to the Railway Agreement, the Company agreed to pay Israel Railways the following:

-	During the period from August 3, 2016 until the earliest of (a) a period of 5 years from the date of the first commercial sale or (b) the date of an IPO or (c) a change of control (as defined in the Railway Agreement), royalties in the amount of 2.75% of the Company’s net sales.

-	During the period from August 3, 2016 until the earliest of: (a) the date of an IPO, (b) a change of control (as defined in the Railways Agreement), a total of 1.5% of the total proceeds from an IPO or consideration, received by the Company or its shareholders, as a result of change of control (as defined in the Railway Agreement).

As of December 31, 2021, and 2020, the Company has no liability in respect of such royalties.

Regarding completion of IPO subsequent to December 31, 2021, see Note 14C.

The Railway Agreement further provides that Israel Railways will be entitled to purchase the Company’s products and services at a price equal to half the lowest price charged by the Company for those products and services to an unrelated third party.

In addition, as part of the Railway Agreement and in consideration for services provided to the Company by Israel Railways, the Company granted Israel Railways an option to purchase 195,448 of the Company’s ordinary shares at their par value (see also Note 8D(1)).

The Railway Agreement may be terminated by either party, with 60 days’ prior written notice. Also, in the event of a change of control in the Company, Israel Railways may terminate the Railway Agreement with 30 days’ prior written notice.

B.	Memorandum of Understanding with Israel Railways

On August 12, 2021, the Company signed a non-binding Memorandum of Understanding (“MOU”) with Israel Railways which summarizes the general terms and conditions to be included in a detailed commercial agreement between the parties.

According to the MOU, the Company and Israel Railways will conduct negotiations in good faith, with a view to entering into the commercial agreement as soon as possible before May 31, 2022. During the negotiations, Israel Railways has started conducting technical tests and analysis of the Company’s Main Line system on a locomotive of Israel Railways.

According to the MOU, the parties intend, subject, inter alia, to meeting the success criteria set by the parties (including obtaining approvals from the Ministry of Transportation and the locomotive manufacturers where the Main Line system will be installed), that Israel Railways will purchase between 6 to 10 of the Company’s Main Line systems within one year of signing the MOU (and additional Main Line systems if necessary).

C.	Service Agreement with a Consultant:

In December 2020, the Company entered into a service agreement with a consultant (the “Consultant”) according to which the Consultant will lead, control and consult with the Company’s management in its negotiations with Israel Railways relating the Homologation Process (as defined below) and the commercial sales of any of the Company’s systems to Israel Railways.

The “Homologation Process” shall include defining and receiving all the required written licenses, consents and approvals, both in Israel and abroad, for installing the Company’s systems on Israel Railways locomotives for operational use.

If a written consent from the authorized representatives of Israel Railways to enter into a Homologation Process with the Company and, subject to its successful completion, to enter into negotiations regarding the purchase of the Company’s systems by Israel Railways (the “Triggering Event”) was received by the Company, then:

-	Subject to satisfactory completion of the Homologation Process no later than 12 months as of the Triggering Event, the Company shall pay the Consultant a onetime bonus payment of NIS 150,000, plus VAT (approximately $47).

-	Subject to satisfactory completion of commercial sales of the Company’s systems, no later than 18 months as of the Triggering Event, the Company shall pay the Consultant a onetime bonus payment of NIS 350,000, plus VAT (approximately $109).

In addition, the signing of the MOU mentioned in Note 6B above constitutes the occurrence of the Triggering Event as defined above, and, accordingly, on December 20, 2021, the Company granted options to the Consultant for the purchase of 25,080 of the Company’s ordinary shares at an exercise price of $6.1393 per share. The Consultant will be eligible to exercise the options upon completion of both the Homologation Process and the sale process for a period of 24 months from the date of their grant.

In return for his services, in addition to the onetime bonus payment, the Company agreed to pay the Consultant a monthly remuneration in the amount of approximately $3, plus VAT.

The service agreement is in effect from November 1, 2020, until the completion of the services determined in the agreement, as detailed above. Either party may terminate the agreement with 30 days’ notice. On July 29, 2021, the Company sent a termination notice to the Consultant and accordingly the service agreement was terminated on August 29, 2021.

D.	Memorandum of Understanding between the Company and Knorr-Bremse:

On September 17, 2020, a non-binding Memorandum of Understanding was signed between the Company and Knorr-Bremse (the “Memorandum of Understanding”) regarding cooperation between the parties with respect to Light Rail Vehicle (“LRV”) systems.

In the Memorandum of Understanding, the Company undertook to make further adjustments and/or development to its LRV system, if required by Knorr-Bremse and agreed by the Company. Knorr-Bremse undertook to indemnify the Company for any costs of such adjustments and developments, subject to prior approval by Knorr-Bremse.

In the Memorandum of Understanding, it was agreed that the parties will negotiate a detailed cooperation agreement in good faith, in which they will determine, among other things, the terms of sale of the LRV system by the Company to Knorr-Bremse.

The Memorandum of Understanding has expired in September 2021. Following the signing of the Memorandum of Understanding, in December 2020, Knorr-Bremse placed a purchase order to the Company for the development and sale of two prototypes of the LRV system according to specifications required by Knorr-Bremse (the “Purchase Order””). In return for the development and sale of the two prototypes, Knorr-Bremse will pay the Company a total of approximately EUR 397 thousand (approximately $471). During December 2020, Knorr-Bremse paid to the Company in advance according to the terms of the Purchase Order, EUR 320 thousand (approximately $384). As of December 31, 2020, the advance payment received were recorded as deferred revenues in other accounts payable (see Note 5).

As of December 31, 2021, the Company completed its commitment according to the Purchase Order for the development and sale of the two prototypes of the LRV system to Knorr-Bremse. Accordingly, the Company recognized revenues in 2021 from the development and sale of the two prototypes of LRV system in a total amount of approximately $471. As of December 31, 2021, a balance of EUR 77 thousand (approximately $87) was included in Trade accounts receivable in respect of this project, which was paid by Knorr-Bremse on January 6, 2022.

E.	Framework agreement with Knorr-Bremse Rail Systems Schweiz AG (“KBCH”):

In August 2020, the Company entered into a framework agreement (the “Framework Agreement”) with KBCH (a subsidiary of Knorr-Bremse operating in Switzerland) regarding the supply of a prototype of the Company’s shunting yard system to Schweizerische Bundes BahnenCargo (“SBBC”), a freight train company in Switzerland.

Under the Framework Agreement, the Company will sell to KBCH one prototype of the shunting yard system which will be installed on a shunting locomotive in the SBBC shunting yard, for the purpose of examining the operational performance of the prototype of the shunting yard system (the “Operational Function Test”). The Company undertook to include in the prototype certain features as required by SBBC and to be responsible for proper functioning of the prototype for a period of one year following its installation.

The prototype was delivered by the Company in October 2020 and installed on a shunting locomotive in the SBBC shunting yard. According to the Framework Agreement, at the end of three months from the beginning of the Operational Function Test, which has begun in the second quarter of 2021, and after receiving appropriate regulatory approvals, representatives of the three parties will meet to evaluate test results and performance of the prototype.

In consideration for the prototype delivered for the Operational Function Test, KBCH paid the Company the amount of approximately EUR 244 thousand (approximately $292). In addition, in order to support the Operational Function Test, the Company undertook to provide various professionals, as needed, in exchange for payment at the maximum rates and amounts determined in the Framework Agreement.

In addition, the Framework Agreement determines a division between the Company and KBCH regarding additional support actions for SBBC, as needed, in the Operational Function Test procedure.

As of December 31, 2020, the payment received from KBCH has not yet been recognized in the Company’s statements of comprehensive loss and were recorded as deferred revenues in other accounts payable (less specific costs attributed to the above project) in the amount of approximately $218 thousand.

As the sale of the prototype of shunting yard system and the provision of the services described above were identified by the Company as a single performance obligation, during 2021, the Company recognized revenues from the sale of the prototype and the related services in the total amount of approximately $417.

F.	Strategic partnership agreement between the Company and Knnor-Bremse

On August 19, 2021, the Company entered into a strategic partnership agreement which summarizes the understandings for strategic cooperation between the parties.

The agreement was approved by the Company’s Board of Directors on August 25, 2021 and by the Company’s shareholders in a general meeting held on August 26, 2021.

G.	Agreement for supplying equipment and services with Hitachi Rail STS Australian Pty Ltd. (“STS”)

In April 2021, the Company entered into an agreement to supply equipment, personnel and services to STS, which enables STS, as the main supplier, to supply to an Australian railway company, Rio Tinto Railway Network, a prototype of the Company’s Main Line system, for demonstrations and examining the operational activity of the Main Line system (the “Long-Term Pilot”) for a total consideration of approximately $265 and an option for additional payments of up to $133, subject to ordering additional services during the term of the agreement. In May 2022, the Long-Term Pilot has been started for a period of at least 3 months.

As of December 31, 2021, the above transaction price has not yet been recognized in the Company’s statements of comprehensive loss. In addition, the Company recorded an amount of approximately $145 as deferred expenses. Subsequent to December 31, 2021, STS paid the Company a first payment of approximately $91.

H.	On September 2021, the Company received a Purchase Order (“PO”) from a customer in the US (the “Customer”) for a Proof of Concept (“POC”) of a new module regarding a detection system which will focus on railway infrastructure inspection. This new module will be based on the Company’s sensors and algorithmic capabilities, utilizing cloud computing to handle data collections and measurements. On October 2021, the Customer paid the Company a total amount of $88 as an advance payment according to the PO. As of December 31, 2021, the advance payment received has not yet been recognized in the Company's statements of comprehensive loss and were recorded as of December 31, 2021, as deferred revenues in other accounts payable. Subsequent to December 31, 2021, the Company completed the POC and received an additional amount of approximately $131 from the Customer.